Fair Value of Financial Instruments - Disclosure Of Quantitative Information Of Assets Liabilities (Detail) - Level 3 of fair value hierarchy [member] $ in Millions	6 Months Ended
Apr. 30, 2020 CAD ($) x bps
Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Description of nature of class of assets measured at fair value	Corporate equity
Financial assets at fairvalue	$ 2,062
Description of valuation processes used in fair value measurement, assets	Net Asset Value
Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Description of nature of class of liabilities measured at fair value	Business and government loans
Financial assets at fairvalue	$ 2,028
Description of valuation processes used in fair value measurement, liabilities	Discounted cash flows
NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Description of nature of class of liabilities measured at fair value	NHA MBS and U.S. agency MBS and CMO
Financial assets at fairvalue	$ 487
Description of valuation processes used in fair value measurement, liabilities	Discounted cash flows
Bottom of range [member] | Corporate equity [member] | Multiple [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Range of input values | x	5
Bottom of range [member] | Business and government loans [member] | Discount Margin [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Range of input values | bps	82
Bottom of range [member] | NHA MBS US agency MBS and CMO [member] | Prepayment Rate [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Range of input values	4.00%
Bottom of range [member] | NHA MBS US agency MBS and CMO [member] | Comparability Adjustment [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Range of input values	(5.30)
Top of range [member] | Corporate equity [member] | Multiple [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Range of input values | x	17
Top of range [member] | Business and government loans [member] | Discount Margin [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Range of input values | bps	130
Top of range [member] | NHA MBS US agency MBS and CMO [member] | Prepayment Rate [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Range of input values	65.00%
Top of range [member] | NHA MBS US agency MBS and CMO [member] | Comparability Adjustment [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Range of input values	7.83